CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Net revenues
Sales of products	$ 214,318	¥ 17,820,520	¥ 17,724,729	¥ 19,173,720
Financing operations	14,109	1,173,168	1,226,244	1,355,850
Total net revenues	228,427	18,993,688	18,950,973	20,529,570
Costs and expenses
Cost of products sold	192,252	15,985,783	15,971,496	17,468,416
Cost of financing operations	7,571	629,543	712,301	987,384
Selling, general and administrative	22,972	1,910,083	2,119,660	2,534,781
Total costs and expenses	222,795	18,525,409	18,803,457	20,990,581
Operating income (loss)	5,632	468,279	147,516	(461,011)
Other income (expense)
Interest and dividend income	1,092	90,771	78,224	138,467
Interest expense	(353)	(29,318)	(33,409)	(46,882)
Foreign exchange gain (loss), net	172	14,305	68,251	(1,815)
Other income (loss), net	231	19,253	30,886	(189,140)
Total other income (expense)	1,142	95,011	143,952	(99,370)
Income (loss) before income taxes and equity in earnings of affiliated companies	6,774	563,290	291,468	(560,381)
Provision for income taxes	3,762	312,821	92,664	(56,442)
Equity in earnings of affiliated companies	2,586	215,016	45,408	42,724
Net income (loss)	5,598	465,485	244,212	(461,215)
Less: Net (income) loss attributable to the noncontrolling interest	(689)	(57,302)	(34,756)	24,278
Net income (loss) attributable to Toyota Motor Corporation	$ 4,909	¥ 408,183	¥ 209,456	¥ (436,937)
Net income (loss) attributable to Toyota Motor Corporation per share
- Basic	$ 1.57	¥ 130.17	¥ 66.79	¥ (139.13)
- Diluted	$ 1.57	¥ 130.16	¥ 66.79	¥ (139.13)
Cash dividends per share	$ 0.60	¥ 50.00	¥ 45.00	¥ 100.00